Lateef Focused Growth Fund
LATEEF FOCUSED GROWTH FUND
Investment Objective
The Lateef Focused Growth Fund (the "Fund") seeks to provide principal preservation and long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 10 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Lateef Focused Growth Fund	Class A		Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.00%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%		2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Lateef Focused Growth Fund		Class A	Class I
Management Fees		0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.59%	0.59%
Total Annual Fund Operating Expenses	[1]	1.69%	1.44%
Fee Waiver and/or Expense Reimbursement	[1]	(0.59%)	(0.59%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.10%	0.85%
[1]	Lateef Investment Management, L.P. ("Lateef" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, "Acquired Fund Fees and Expenses" and brokerage commissions) do not exceed 0.85% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation shall remain in effect until August 31, 2020, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Lateef Focused Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	607	951	1,319	2,351
Class I	87	397	731	1,673

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50.88% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund normally invests in the common stocks of approximately 15 to 25 mid- and large-cap companies (market capitalizations greater than $2 billion) with, in the Adviser's opinion, a sustainable competitive advantage. The Adviser uses an intensive fundamental due diligence research process to attempt to identify companies with owner-oriented management teams that, in the view of the Adviser, generate consistent and sustainable high returns on capital. Additionally, the companies in which the Fund invests will, in the opinion of the Adviser, possess high margins, strong cash flow, zero to moderate debt and trade at a price below intrinsic value.

Consistent with preserving principal, the Adviser intends to select investments that, in its opinion, have low downside risk and high upside potential. The Adviser intends to purchase securities that trade at a discount to their calculated intrinsic value, thus providing a margin of safety to the investment.

The Fund is non-diversified, which means that a significant portion of the Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not invest 25% or more of its net assets in one or more industries, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Common Stock Risk: Because the Fund normally invests a substantial portion of its assets in common stocks, the value of the Fund's portfolio will be affected by changes in stock markets. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund's net asset value, which will fluctuate as the values of the Fund's portfolio securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock's prices (for example, poor management decisions, poor earnings reports by an issuer, loss of major customers, competition, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors nor their affects can be predicted.

•  Cyber Security Risk: As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund's other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund's shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

•  Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Mid-Cap Risk: Medium-sized companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

•  Non-Diversification Risk: Because the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•  Sector Risk: The Fund may focus its investments from time to time in one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•  Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Class A shares of the Fund for the past ten calendar years and show how the Fund's average annual total returns for one year, five years and since inception, before and after taxes, compared with those of the Standard & Poor's 500® Index ("S&P 500® Index"), a broad measure of market performance. The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.lateef.com/lateef-focused-growth-fund or by calling the Fund toll-free at (866) 499-2151.

Calendar Year-to-Date Total Return as of June 30, 2019: 33.67%   During the periods shown in the chart:
Best Quarter	Worst Quarter
16.44% (March 31, 2012)	(20.55)% (December 31, 2018)

Average Annual Total Returns for the Periods Ended December 31, 2018
Average Annual Total Returns - Lateef Focused Growth Fund	Label	1 Year		5 Years		10 Years		Since Inception		Inception Date
Class A	Class A Shares Return Before Taxes	(14.34%)	[1]	2.24%	[1]	10.12%	[1]	5.12%	[1]	Sep. 06, 2007
Class A | Return After Taxes on Distributions	Class A Shares Return After Taxes on Distributions	(18.45%)	[1]	(2.25%)	[1]	7.48%	[1]	2.89%	[1]	Sep. 06, 2007
Class A | Return After Taxes on Distributions and Sale of Shares	Class A Shares Return After Taxes on Distributions and Sale of Shares	(5.15%)	[1],[2]	1.71%	[1]	8.36%	[1]	4.10%	[1]	Sep. 06, 2007
Class I	Class I Shares Return Before Taxes	(9.60%)		3.54%		10.95%		5.87%		Sep. 06, 2007
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	(4.38%)	[3]	8.49%	[3]	13.12%	[3]	7.04%	[3]	Sep. 06, 2007
[1]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.00%.
[2]	The "Return After Taxes on Distributions and Sale of Shares" is higher than the "Return Before Taxes" and the "Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares after the relevant period.
[3]	The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Index reflects the reinvestment of dividends on securities in the index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares only; after-tax returns for Class I shares will vary. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.